SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of amounts detailed in segment reconciliation

	Three Months Ended September 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$39,047	419	39,466
Intersegment revenue	—	—	—
Revenue	$39,047	419	39,466
Adjusted EBITDA	$3,763	(195)	3,568
Depreciation and amortization	(2,826)	(137)	(2,963)
Restructuring expense	(2,130)	—	(2,130)
Stock-based compensation	(55,236)	—	(55,236)
Operating loss	$(56,429)	(332)	(56,761)
Other expense, net			(7,526)
Loss before income taxes			(64,287)
Provision for income taxes			(321)
Net loss			(64,608)

	Three Months Ended September 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$22,458	412	22,870
Intersegment revenue	—	—	—
Revenue	$22,458	412	22,870
Adjusted EBITDA	$218	(264)	(46)
Depreciation and amortization	(3,113)	(139)	(3,252)
Restructuring expense	—	—	—
Stock-based compensation	(82)	—	(82)
Operating loss	$(2,977)	(403)	(3,380)
Other expense, net			(773)
Loss before income taxes			(4,153)
Provision for income taxes			(115)
Net loss			(4,268)

	Nine Months Ended September 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$118,805	964	119,769
Intersegment revenue	—	—	—
Revenue	$118,805	964	119,769
Adjusted EBITDA	$11,500	(1,203)	10,297
Depreciation and amortization	(8,138)	(411)	(8,549)
Restructuring expense	(2,130)	—	(2,130)
Stock-based compensation	(55,397)	—	(55,397)
Operating loss	$(54,165)	(1,614)	(55,779)
Other expense, net			(17,322)
Loss before income taxes			(73,101)
Provision for income taxes			(611)
Net loss			(73,712)

	Nine Months Ended September 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$59,075	846	59,921
Intersegment revenue	—	—
Revenue	$59,075	846	59,921
Adjusted EBITDA	$(2,632)	(1,287)	(3,919)
Depreciation and amortization	(9,346)	(426)	(9,772)
Restructuring expense	—	—	—
Stock-based compensation	(3,853)	—	(3,853)
Operating loss	$(15,831)	(1,713)	(17,544)
Other expense, net			(11,918)
Loss before income taxes			(29,462)
Provision for income taxes			(235)
Net loss			(29,697)

	Year ended December 31, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$92,038	$1,156	$93,194
Intersegment revenue	—	—	—
Revenue	$92,038	$1,156	$93,194
Adjusted EBITDA	$(3,745)	$(1,710)	$(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss	$(19,977)	$(2,275)	$(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			$(38,905)

	Year ended December 31, 2020
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$65,057	$739	$65,796
Intersegment revenue	—	—	—
Revenue	$65,057	$739	$65,796
Adjusted EBITDA	$(23,529)	$(899)	$(24,428)
Depreciation and amortization	(11,235)	(179)	(11,414)
Stock-based compensation	(15)	—	(15)
Operating loss	$(34,779)	$(1,078)	$(35,857)
Other expense, net			(19,919)
Loss before income taxes			(55,776)
Benefit from income taxes			14,042
Net loss			$(41,734)

Schedule of revenue by geographic area

	Three Months Ended September 30,
	2022	2021
United States	$35,957	$22,480
International	3,509	390
	$39,466	$22,870

	Nine Months Ended September 30, 2022
	2022	2021
United States	$112,121	$59,036
International	7,648	885
	$119,769	$59,921

	Year ended December 31,
	2021	2020
United States	$91,432	$64,156
International	1,762	1,640
	$93,194	$65,796